Expense Example {- Fidelity Asset Manager 50%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 50%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 50%: Class A
Expense Example:
1 year	$ 666
3 years	860
5 years	1,070
10 years	1,674
Fidelity Advisor Asset Manager 50%: Class M
Expense Example:
1 year	467
3 years	715
5 years	981
10 years	1,743
Fidelity Advisor Asset Manager 50%: Class C
Expense Example:
1 year	273
3 years	536
5 years	923
10 years	2,009
Fidelity Advisor Asset Manager 50%: Class I
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	835
Fidelity Advisor Asset Manager 50%: Class Z
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	$ 714